RELATED PARTY TRANSACTIONS AND BALANCES (Details Textual) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2018	Mar. 31, 2017
Related Party Transaction [Line Items]
Accrued interest receivable	$ 43	$ 47	$ 130	$ (658)	$ 590	$ 707
Royalty on Sales, Percentage	1.00%		1.00%		1.00%
Related Party Transaction, Rate					1.00%
Chief Operating Officer [Member]
Related Party Transaction [Line Items]
Due from Related Parties					$ 18,897	18,731
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Accounts Payable, Related Parties	$ 1,957		$ 1,957		208,567	0
Chief Technology Officer [Member]
Related Party Transaction [Line Items]
Due from Related Parties	17,989		17,989		18,897
Accounts Payable, Related Parties	9,496		$ 9,496		135,039	0
Related Party Transaction, Rate			1.00%
Chief Financial Officer [Member]
Related Party Transaction [Line Items]
Accounts Payable, Related Parties	$ 1,588		$ 1,588		116,624	0
Chief Commercial Officer [Member]
Related Party Transaction [Line Items]
Accounts Payable, Related Parties					$ 600	97,500
Interactive Motion Technologies, Inc. [Member] | Director [Member]
Related Party Transaction [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares					34,603
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period					2,402
Board of Directors Chairman [Member]
Related Party Transaction [Line Items]
Accounts Payable, Related Parties					$ 587,019	$ 4,135